Long-Term Debt And Equity Financings (Schedule Of Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 355
2014	534
2015	120
2016	395
2017	681
Thereafter	4,082
Total	6,167
Parent Company [Member]
Debt Instrument [Line Items]
2013
2014	425
2015
2016
2017
Thereafter
Total	425
Unamortized discount and premium	1		1
Union Electric Company [Member]
Debt Instrument [Line Items]
2013	205	[1]
2014	109	[1]
2015	120	[1]
2016	266	[1]
2017	431	[1]
Thereafter	2,882	[1]
Total	4,013	[1]
Unamortized discount and premium	7		5
Ameren Illinois Company [Member]
Debt Instrument [Line Items]
2013	150	[1],[2]
2014		[1],[2]
2015		[1],[2]
2016	129	[1],[2]
2017	250	[1],[2]
Thereafter	1,200	[1],[2]
Total	1,729	[1],[2]
Unamortized discount and premium	6		8
Fair value adjustments	$ 4

[1]	Excludes unamortized discount and premium of $1 million, $7 million, and $6 million at Ameren (Parent), Ameren Missouri, and Ameren Illinois, respectively.
[2]	Excludes $4 million related to Ameren Illinois’ long-term debt fair-market value adjustments, which are being amortized to interest expense over the remaining life of the debt.